DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Direct Operating Costs [Abstract]
Summary of Brookfield Renewables Direct Operating Costs
Brookfield Renewable’s direct operating costs for the year ended December 31 are comprised of the following:

(MILLIONS)	Notes	2024	2023	2022
Fuel and power purchases(1)		$(713)	$(574)	$(400)
Salaries and benefits		(586)	(464)	(325)
Operations and maintenance		(527)	(347)	(309)
Water royalties, property taxes and other regulatory fees		(289)	(238)	(205)
Professional fees		(194)	(122)	(59)
Insurance		(111)	(72)	(71)
Other related party services	29	(12)	(5)	(1)
Other		(148)	(111)	(64)
		$(2,580)	$(1,933)	$(1,434)
(1)Fuel and power purchases are primarily attributable to our portfolio in Colombia.